UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Simms Capital Management, Inc.
Address: 55 Railroad Avenue

         Greenwich, CT  06830

13F File Number:  28-05860

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arthur O. Poltrack
Title:     Chief Financial Officer
Phone:     203-861-8565

Signature, Place, and Date of Signing:

     Arthur O. Poltrack     Greenwich, CT     November 01, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     54

Form13F Information Table Value Total:     $1,178,665 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ADECCO SA                   SPONSORED ADR       006754105    24704  2906303 SH       SOLE                  2906303        0        0
AES CORP                    COM                 00130H105      256    20000 SH       SOLE                    20000        0        0
AFLAC                       COM                 001055102    16843   623823 SH       SOLE                   623823        0        0
AHOLD NV                    SPONSORED ADR       500467303    36679  1315586 SH       SOLE                  1315586        0        0
AKZO NOBEL NV               SPONSORED ADR       010199305    29162   717223 SH       SOLE                   717223        0        0
AMGEN INC                   COM                 031162100    17535   298361 SH       SOLE                   298361        0        0
AOL TIME WARNER             COM                 00184A105    17399   525650 SH       SOLE                   525650        0        0
ASIA SATELLITE              SPONSORED ADR       04516X106     6170   474626 SH       SOLE                   474626        0        0
AXA-SPON ADR                SPONSORED ADR       054536107    22070  1126032 SH       SOLE                  1126032        0        0
BED BATH&BEYOND             COM                 075896100    20170   792237 SH       SOLE                   792237        0        0
BRSTL-MYR-SQUIB             COM                 110122108    26402   475195 SH       SOLE                   475195        0        0
BUSINESS OBJECTS SA         SPONSORED ADR       12328X107    21033  1078595 SH       SOLE                  1078595        0        0
CALPINE CORP                COM                 131347106    13028   571142 SH       SOLE                   571142        0        0
CANON INC                   SPONSORED ADR       138006309    20845   769193 SH       SOLE                   769193        0        0
CARDINAL HEALTH             COM                 14149Y108    20074   271455 SH       SOLE                   271455        0        0
CELLTECH GROUP PLC          COM                 151158102    17126   835412 SH       SOLE                   835412        0        0
CENTERSPAN COMMUNICATIONS   COM                 152012100      768   132200 SH       SOLE                   132200        0        0
CHECK POINT SOFTWARE TECH   COM                 M22465104     8034   364862 SH       SOLE                   364862        0        0
CHINA MOBILE                SPONSORED ADR       16941M109    21376  1331830 SH       SOLE                  1331830        0        0
CITIGROUP INC               COM                 172967101    23292   575117 SH       SOLE                   575117        0        0
CONCORD EFS                 COM                 206197105    23045   483560 SH       SOLE                   483560        0        0
DASSAULT SYS                SPONSORED ADR       237545108    23101   740427 SH       SOLE                   740427        0        0
ELAN CORP PLC               COM                 284131208    44055   909294 SH       SOLE                   909294        0        0
FAMLY DOLLR STR             COM                 307000109    26605   966764 SH       SOLE                   966764        0        0
FANNIE MAE                  COM                 313586109    19644   245369 SH       SOLE                   245369        0        0
FRESENIUS MED               SPONSORED ADR       358029106    37033  1452242 SH       SOLE                  1452242        0        0
GENL ELECTRIC               COM                 369604103    20275   545015 SH       SOLE                   545015        0        0
GUCCI GRP NV                COM                 401566104     3157    38608 SH       SOLE                    38608        0        0
ING GROEP N.V.              SPONSORED ADR       456837103    30370  1137460 SH       SOLE                  1137460        0        0
JOHNSON & JOHNS             COM                 478160104    24844   448450 SH       SOLE                   448450        0        0
KONINKLIJKE PHILIPS EL      SPONSORED ADR       500472303      269    13921 SH       SOLE                    13921        0        0
KOREA TELECOM CORP          SPONSORED ADR       50063P103    17918   979665 SH       SOLE                   979665        0        0
KROGER CO                   COM                 501044101    18641   756552 SH       SOLE                   756552        0        0
KYOCERA CORP                COM                 501556203    18216   282418 SH       SOLE                   282418        0        0
L'AIR LIQUIDE               SPONSORED ADR       009126202    28698  1036563 SH       SOLE                  1036563        0        0
LUXOTTICA ADS               SPONSORED ADR       55068R202    26694  1908117 SH       SOLE                  1908117        0        0
MBNA CORP                   COM                 55262L100    31733  1047628 SH       SOLE                  1047628        0        0
MICROSOFT CORP              COM                 594918104    22878   447091 SH       SOLE                   447091        0        0
NOKIA A                     SPONSORED ADR       654902204    33943  2168881 SH       SOLE                  2168881        0        0
NTT DOCOMO INC              COM                 62942M201    22678   333827 SH       SOLE                   333827        0        0
OMNICOM GROUP               COM                 681919106    17611   271349 SH       SOLE                   271349        0        0
ORIX CORPORATION            COM                 686330101    14617   353073 SH       SOLE                   353073        0        0
PEARSON PLC                 SPONSORED ADR       705015105    20609  1853345 SH       SOLE                  1853345        0        0
PFIZER INC                  COM                 717081103    27236   679193 SH       SOLE                   679193        0        0
SAP AG                      SPONSORED ADR       803054204    33646  1298057 SH       SOLE                  1298057        0        0
SERONO S.A.                 SPONSORED ADR       81752M101    24605  1296342 SH       SOLE                  1296342        0        0
STMICROELECTRNC             NY REGISTRY         861012102    25308  1177662 SH       SOLE                  1177662        0        0
TENET HEALTHCAR             COM                 88033G100    26110   437713 SH       SOLE                   437713        0        0
TEVA PHARMACEUTICAL         SPONSORED ADR       881624209    43503   719653 SH       SOLE                   719653        0        0
TMP WORLDWIDE INC.          COM                 872941109     7686   270740 SH       SOLE                   270740        0        0
TPG N.V.                    SPONSORED ADR       892339102    31301  1656151 SH       SOLE                  1656151        0        0
TYCO INTL LTD               COM                 902124106    23686   520576 SH       SOLE                   520576        0        0
VODAFONE AIRTOUCH PLC       SPONSORED ADR       92857W100    31974  1455997 SH       SOLE                  1455997        0        0
WPP GROUP PLC               COM                 929309300    14010   379972 SH       SOLE                   379972        0        0